Share capital and Contributed Surplus - Disclosure of weighted-average assumptions of stock options granted (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) Year $ / shares	Sep. 30, 2022 CAD ($) Year $ / shares	Sep. 30, 2021 CAD ($) Year $ / shares
Exercise prices from $2.55 to $4.00 [Member]
Disclosure of classes of share capital [line items]
Volatility	96.37%
Dividend yield	0.00%
Risk-free interest rate	4.65%
Expected life (years) | Year	2.93
Weighted-average fair value per option | $	$ 1.42
Exercise prices from $2.55 to $4.00 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price	$ 2.55
Exercise price	2.55
Exercise prices from $2.55 to $4.00 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price	4
Exercise prices from $14.70 to $126.70 [Member]
Disclosure of classes of share capital [line items]
Volatility		90.48%
Dividend yield		0.00%
Risk-free interest rate		2.04%
Expected life (years) | Year		2.91
Weighted-average fair value per option | $		$ 38.21
Exercise prices from $14.70 to $126.70 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price		$ 14.7
Exercise price		14.7
Exercise prices from $14.70 to $126.70 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price	$ 4	126.7
Exercise price		$ 126.7
Exercise prices from $49.0 to $159.60 [Member]
Disclosure of classes of share capital [line items]
Volatility			76.46%
Dividend yield			0.00%
Risk-free interest rate			0.35%
Expected life (years) | Year			2.26
Weighted-average fair value per option | $			$ 50.4
Exercise prices from $49.0 to $159.60 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Stock price			$ 49
Exercise price			49
Exercise prices from $49.0 to $159.60 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Stock price			159.6
Exercise price			$ 159.6